Federated Total Return Bond Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Principal Amount, Shares or Contracts			Value
	[1]	AGENCY RISK TRANSFER SECURITIES—0.3%
		Structured Product (ABS)—0.3%
$6,315,786		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 4.745% (1-month USLIBOR +2.600%), 5/25/2024	$ 6,568,825
7,742,575		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 5.145% (1-month USLIBOR +3.000%), 7/25/2024	8,143,906
2,937,979		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 4.345% (1-month USLIBOR +2.200%), 2/25/2024	2,979,145
1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 6.645% (1-month USLIBOR +4.500%), 2/25/2024	1,984,264
654,133		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 3.795% (1-month USLIBOR +1.650%), 4/25/2024	657,292
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 5.745% (1-month USLIBOR +3.600%), 4/25/2024	2,908,020
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $20,859,114)	23,241,452
		CORPORATE BONDS—34.3%
		Basic Industry - Chemicals—0.2%
2,653,000		Albemarle Corp., 4.150%, 12/1/2024	2,846,976
3,670,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	3,700,937
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	11,245,193
		TOTAL	17,793,106
		Basic Industry - Metals & Mining—0.5%
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	5,118,516
1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	1,568,322
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	7,031,939
4,380,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	4,462,125
3,430,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	3,601,460
2,290,000		Newmont Goldcorp Corp, Sr. Unsecd. Note, 5.875%, 4/1/2035	2,936,863
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	8,257,271
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	2,263,688
2,180,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	2,863,309
2,290,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	2,442,806
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	3,558,867
		TOTAL	44,105,166
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	3,122,606
9,500,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	10,147,449
3,550,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	3,642,966
5,100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	5,258,344
		TOTAL	22,171,365
		Capital Goods - Aerospace & Defense—1.0%
9,050,000		Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	9,667,586
500,000		Arconic, Inc., 5.870%, 2/23/2022	534,177
7,540,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	7,772,609
7,480,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	7,928,368
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	6,025,992
4,397,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	4,864,225
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	3,723,125
6,490,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	6,852,142
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	4,140,331
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	7,924,826
5,400,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	5,485,762

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Capital Goods - Aerospace & Defense—continued
$7,405,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	$ 7,873,255
1,820,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	1,395,694
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,918,752
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	3,235,685
		TOTAL	79,342,529
		Capital Goods - Building Materials—0.1%
4,940,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	5,045,921
5,270,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	5,419,766
1,670,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,708,844
		TOTAL	12,174,531
		Capital Goods - Construction Machinery—0.3%
9,475,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	9,870,076
69,000		Caterpillar, Inc., Deb., 5.300%, 9/15/2035	89,142
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 3/15/2022	511,009
9,875,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	10,838,628
		TOTAL	21,308,855
		Capital Goods - Diversified Manufacturing—0.8%
1,950,000		3M Co., Sr. Unsecd. Note, 2.000%, 2/14/2025	1,945,058
10,025,000		3M Co., Sr. Unsecd. Note, 2.375%, 8/26/2029	10,043,310
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,054,569
9,700,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, 144A, 2.750%, 3/29/2023	9,837,140
144,000		General Electric Capital Corp., Note, Series MTNA, 6.750%, 3/15/2032	176,741
350,000		General Electric Capital Corp., Series NOT2, 5.500%, 3/15/2023	362,370
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	221,822
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,170,417
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	2,610,896
1,745,000	[1]	General Electric Capital Corp., Sr. Unsecd. Note, Series NOTZ, 3.103% (3-month USLIBOR +0.800%), 4/15/2020	1,740,112
544,000		General Electric Capital Corp., Sub. Note, 5.300%, 2/11/2021	559,385
8,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	8,305,792
3,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	3,635,513
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	2,050,429
7,000,000		Siemens Financieringsmat, Sr. Unsecd. Note, 144A, 3.400%, 3/16/2027	7,550,392
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,503,971
1,000,000		United Technologies Corp., Sr. Unsecd. Note, 4.500%, 4/15/2020	1,014,452
3,900,000		Valmont Industries, Inc., 5.250%, 10/1/2054	4,219,473
6,365,000		Wabtec Corp., Sr. Unsecd. Note, 3.450%, 11/15/2026	6,508,337
		TOTAL	65,510,179
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	5,765,018
5,830,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	6,224,119
		TOTAL	11,989,137
		Communications - Cable & Satellite—0.9%
11,134,000		CCO Safari II LLC, 4.908%, 7/23/2025	12,314,575
9,300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	10,522,280
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,557,464
10,200,000		Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	10,748,480
7,950,000		Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	8,711,469
5,000,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 10/15/2058	6,501,746

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$6,610,000	Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	$ 6,877,025
3,080,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,172,046
3,000,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.950%, 4/1/2041	4,181,126
2,325,000	NBCUniversal, Inc., Sr. Unsecd. Note, 6.400%, 4/30/2040	3,375,774
7,000,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	7,627,592
	TOTAL	78,589,577
	Communications - Media & Entertainment—0.9%
15,000,000	British Sky Broadcasting Group PLC, 144A, 3.750%, 9/16/2024	16,166,103
5,200,000	CBS Corp., 4.900%, 8/15/2044	6,059,224
4,170,000	CBS Corp., Sr. Unsecd. Note, 3.375%, 2/15/2028	4,292,244
4,810,000	CBS Corp., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	5,101,482
3,445,000	Fox Corp, Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	3,993,772
4,510,000	Fox Corp, Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	5,876,047
11,850,000	Grupo Televisa S.A., 6.625%, 3/18/2025	13,878,781
2,100,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	2,284,242
600,000	Walt Disney Co., Sr. Sub. Secd. Note, 144A, 6.900%, 8/15/2039	935,614
7,088,000	Walt Disney Co., Sr. Unsecd. Note, 144A, 6.750%, 1/9/2038	10,723,741
1,700,000	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	1,752,669
	TOTAL	71,063,919
	Communications - Telecom Wireless—0.6%
2,970,000	American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	3,275,449
3,500,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	3,890,935
5,550,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	6,682,072
4,940,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	5,304,650
8,400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	9,282,692
5,500,000	TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	5,612,525
10,005,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	10,868,762
5,630,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	6,749,894
	TOTAL	51,666,979
	Communications - Telecom Wirelines—1.0%
3,000,000	AT&T, Inc., Sr. Unsecd. Note, 3.400%, 5/15/2025	3,153,476
2,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2028	2,188,207
1,150,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	1,266,657
3,300,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	3,692,031
2,100,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	2,580,056
5,800,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	7,593,586
6,100,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	7,257,502
12,000,000	Deutsche Telekom International Finance BV, Sr. Unsecd. Note, 144A, 3.600%, 1/19/2027	12,764,033
2,000,000	Qtel International Finance Ltd., Company Guarantee, 144A, 4.750%, 2/16/2021	2,068,970
5,000,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.570%, 4/27/2023	5,411,970
3,925,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	4,578,903
4,525,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	5,517,692
5,740,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	6,535,205
5,250,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	5,700,096
5,346,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	6,594,617
3,900,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 9/15/2023	4,386,361
	TOTAL	81,289,362
	Consumer Cyclical - Automotive—0.7%
2,400,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	3,595,466

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Automotive—continued
$8,680,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	$ 9,303,311
5,540,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	5,729,563
2,790,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	3,325,667
5,250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.250%, 3/1/2026	5,741,482
3,400,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.600%, 3/19/2020	3,403,272
7,620,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.650%, 7/13/2022	7,656,325
2,700,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	2,779,806
3,045,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	3,153,537
9,650,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	10,325,269
	TOTAL	55,013,698
	Consumer Cyclical - Gaming—0.0%
250,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	275,040
	Consumer Cyclical - Leisure—0.1%
7,904,191	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	8,166,765
	Consumer Cyclical - Retailers—1.3%
5,000,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	5,387,718
6,790,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	7,092,567
5,520,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	5,959,911
7,000,000	CVS Health Corp., 2.750%, 12/1/2022	7,110,440
339,749	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	364,119
1,750,000	CVS Health Corp., Sr. Unsecd. Note, 2.800%, 7/20/2020	1,758,999
2,500,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	2,517,849
5,035,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,338,903
2,430,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	2,654,684
12,745,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	14,873,652
1,760,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	2,048,996
4,670,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	5,095,920
9,180,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	9,566,885
2,300,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	2,412,389
12,000,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	12,977,871
2,540,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,614,838
2,370,000	O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2026	2,513,215
8,345,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	8,159,394
10,400,000	WalMart, Inc., 2.550%, 4/11/2023	10,676,214
	TOTAL	109,124,564
	Consumer Cyclical - Services—0.8%
10,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	10,591,788
5,130,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	5,521,386
5,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	5,814,237
2,100,000	Boston University, Series MTNA, 7.625%, 7/15/2097	2,877,457
6,700,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	7,366,872
9,000,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	9,544,073
11,250,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	12,753,450
2,340,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	3,722,981
4,420,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	4,680,537
3,300,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	3,537,449
	TOTAL	66,410,230

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—2.2%
$11,000,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$ 13,163,591
1,390,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	1,655,869
6,960,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	7,871,998
3,375,000	Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	3,299,576
1,000,000	Coca-Cola Company, Sr. Unsecd. Note, 3.300%, 9/1/2021	1,029,339
7,000,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	7,457,782
5,000,000	Constellation Brands, Inc., 4.250%, 5/1/2023	5,368,416
13,640,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	15,635,851
6,100,000	Danone SA, Sr. Unsecd. Note, 144A, 2.589%, 11/2/2023	6,208,904
5,160,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	5,354,390
8,000,000	General Mills, Inc., Sr. Unsecd. Note, 3.700%, 10/17/2023	8,469,285
2,930,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	3,388,223
9,610,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	11,395,848
3,250,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	3,408,521
8,100,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	8,468,236
6,740,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	7,264,616
2,810,000	Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	3,314,534
10,100,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	10,274,966
2,845,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	3,023,199
3,140,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	3,435,739
9,690,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,328,451
11,000,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	11,666,428
5,000,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.600%, 6/1/2044	6,388,838
6,945,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	6,927,343
6,100,000	PepsiCo, Inc., 2.750%, 4/30/2025	6,388,302
2,000,000	PepsiCo, Inc., Sr. Unsecd. Note, 1.850%, 4/30/2020	1,997,808
150,000	Ralston Purina Co., Deb., 7.875%, 6/15/2025	189,613
200,000	Ralston Purina Co., Deb., 8.125%, 2/1/2023	236,906
1,450,000	Tyson Foods, Inc., 5.150%, 8/15/2044	1,771,622
1,970,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	2,116,439
3,850,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	4,799,447
	TOTAL	181,300,080
	Consumer Non-Cyclical - Health Care—0.0%
1,690,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,799,526
	Consumer Non-Cyclical - Pharmaceuticals—1.5%
5,128,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	5,647,327
9,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	12,114,077
2,000,000	Amgen, Inc., Sr. Unsecd. Note, 3.625%, 5/22/2024	2,130,147
7,410,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	7,471,868
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	7,366,764
7,000,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.500%, 8/17/2023	7,337,016
5,050,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	5,305,604
5,250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	5,662,883
2,455,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	2,534,672
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,312,790
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,720,991
9,100,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	10,118,205
3,000,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	3,627,913
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	3,154,698

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$9,315,000	Eli Lilly & Co., Sr. Unsecd. Note, 3.375%, 3/15/2029	$ 10,241,535
1,000,000	Johnson & Johnson, 5.950%, 8/15/2037	1,449,793
15,850,000	Merck & Co., Inc., Sr. Unsecd. Note, 3.400%, 3/7/2029	17,466,089
1,900,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,906,474
10,560,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	7,808,909
7,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	4,523,750
	TOTAL	126,901,505
	Consumer Non-Cyclical - Products—0.1%
3,060,000	Church and Dwight, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2027	3,201,658
500,000	Procter & Gamble Co., 2.300%, 2/6/2022	507,308
5,630,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 3.000%, 6/26/2027	5,847,312
	TOTAL	9,556,278
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.900%, 4/15/2038	3,946,675
7,800,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	8,175,507
	TOTAL	12,122,182
	Consumer Non-Cyclical - Tobacco—0.3%
3,375,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	3,824,866
9,075,000	Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	11,668,394
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.450%, 6/12/2025	5,781,499
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	6,157,581
	TOTAL	27,432,340
	Energy - Independent—0.7%
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	10,893,039
3,060,000	Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	3,117,963
4,500,000	Apache Corp., Sr. Unsecd. Note, 4.750%, 4/15/2043	4,358,735
7,000,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	7,116,064
12,625,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	12,929,151
1,730,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	1,840,578
14,150,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	14,737,763
610,000	XTO Energy, Inc., 6.750%, 8/1/2037	910,643
	TOTAL	55,903,936
	Energy - Integrated—0.9%
2,485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	2,606,931
10,000,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.062%, 3/17/2022	10,279,986
100,000	BP PLC, Deb., 8.750%, 3/1/2032	157,706
4,030,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, 144A, 5.950%, 4/28/2041	5,822,142
3,400,000	Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,562,105
4,000,000	Conoco, Inc., 7.250%, 10/15/2031	5,781,265
6,305,000	Husky Energy, Inc., 4.000%, 4/15/2024	6,684,555
7,930,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	8,417,149
4,000,000	Petro-Canada, Sr. Unsecd. Note, 6.800%, 5/15/2038	5,721,982
900,000	Shell International Finance B.V., 4.300%, 9/22/2019	900,898
3,770,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,953,506
3,025,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	3,560,304
14,000,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	16,353,413
	TOTAL	73,801,942

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Midstream—1.2%
$2,220,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.250%, 12/1/2027	$ 2,353,330
9,240,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	9,762,842
4,000,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	4,343,343
2,400,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	3,033,847
10,000,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	10,827,820
4,270,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 6/15/2048	5,100,310
5,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	5,445,334
6,250,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	7,291,760
1,110,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	1,138,939
400,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.300%, 9/15/2020	411,892
1,650,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/15/2035	1,962,379
5,870,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	7,395,032
3,220,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	3,378,376
5,200,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	5,291,590
8,390,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	9,076,967
4,710,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	4,931,439
3,850,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	3,885,027
5,700,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	5,997,324
7,500,000	Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	8,218,244
2,760,000	Williams Partners LP, Sr. Unsecd. Note, 5.250%, 3/15/2020	2,801,447
	TOTAL	102,647,242
	Energy - Oil Field Services—0.1%
9,388,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 3.900%, 5/17/2028	10,013,269
615,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/21/2025	660,742
	TOTAL	10,674,011
	Energy - Refining—0.4%
8,000,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	8,403,210
8,375,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	9,042,477
4,020,000	Valero Energy Corp., 7.500%, 4/15/2032	5,576,388
6,000,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	6,913,187
	TOTAL	29,935,262
	Financial Institution - Banking—5.2%
9,995,000	American Express Co., 2.650%, 12/2/2022	10,195,042
10,720,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	11,413,015
1,460,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,542,057
3,690,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	3,761,886
7,500,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.300%, 1/11/2023	7,802,191
5,400,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	5,777,617
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	10,562,396
8,440,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	9,160,003
10,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.970%, 3/5/2029	11,006,621
1,622,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.000%, 4/1/2024	1,755,456
3,500,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	3,739,522
6,840,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.250%, 9/11/2024	7,219,967
1,740,000	Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.000%, 10/30/2028	1,814,728
10,250,000	Branch Banking & Trust Co., Sub. Note, Series BKNT, 3.800%, 10/30/2026	11,127,341
4,200,000	Capital One Bank, Series BKNT, 2.950%, 7/23/2021	4,254,237
2,100,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,168,395
2,160,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	2,295,123

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	$ 8,667,929
3,970,000		Citigroup, Inc., Sr. Unsecd. Note, 2.750%, 4/25/2022	4,042,522
10,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	10,230,404
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	7,412,670
2,320,000		Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	2,425,579
5,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	5,428,370
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.500%, 1/14/2022	9,773,533
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	5,293,259
13,600,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	14,201,164
2,850,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	2,941,700
6,770,000		Comerica, Inc., 3.800%, 7/22/2026	7,257,648
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	7,305,761
500,000		Credit Suisse Group AG, Sub. Note, 5.400%, 1/14/2020	505,399
7,540,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	8,000,371
4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.350%, 11/15/2021	4,068,428
5,750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	5,830,676
2,100,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	2,134,375
2,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908%, 6/5/2023	2,239,652
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	12,571,030
6,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	6,385,762
8,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	8,616,421
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	528,463
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,408,023
2,400,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.262%, 3/13/2023	2,450,439
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	10,696,354
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	4,886,615
4,450,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.500%, 6/23/2024	4,664,418
4,500,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.000%, 5/15/2025	4,866,114
3,000,000	[1]	JPMorgan Chase & Co., 3.648% (US CPI Urban Consumers YoY NSA +2.000%), 2/25/2021	3,021,300
3,500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.972%, 1/15/2023	3,573,279
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.300%, 4/1/2026	2,110,649
7,450,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	7,983,966
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.540%, 5/1/2028	10,729,254
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.702%, 5/6/2030	10,928,003
9,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	9,801,900
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	4,147,653
2,550,000		M&T Bank Corp., Sr. Unsecd. Note, 3.550%, 7/26/2023	2,692,330
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 5/18/2022	5,062,667
2,185,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.777% (3-month USLIBOR +0.640%), 12/1/2021	2,185,075
12,000,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	12,996,304
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/24/2020	1,544,780
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.500%, 7/28/2021	530,666
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.790% (US CPI Urban Consumers YoY NSA +2.000%), 5/17/2023	2,017,500
10,000,000		Morgan Stanley, Sub. Note, 3.950%, 4/23/2027	10,712,491
5,000,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	5,645,786
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	6,675,693
5,000,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 12/9/2021	5,059,139
5,100,000		PNC Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 1/22/2028	5,489,804
212,124	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	106,062

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$3,000,000	State Street Corp., Sr. Unsecd. Note, 3.550%, 8/18/2025	$ 3,230,794
3,850,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	3,894,945
4,000,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 4.000%, 5/1/2025	4,362,102
500,000	SunTrust Bank, Inc., Sub. Note, 6.000%, 2/15/2026	589,067
3,310,000	SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	3,462,734
8,400,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	8,738,818
18,650,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	20,015,706
	TOTAL	427,737,143
	Financial Institution - Broker/Asset Mgr/Exchange—0.5%
7,925,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	7,972,545
2,645,000	FMR LLC, Bond, 144A, 7.570%, 6/15/2029	3,747,671
2,810,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	3,025,787
3,000,000	Jefferies Group LLC, Sr. Unsecd. Note, 4.850%, 1/15/2027	3,212,342
1,190,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,269,651
3,265,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	3,705,366
3,580,000	Stifel Financial Corp., 4.250%, 7/18/2024	3,792,938
12,000,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,851,561
5,085,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	5,534,753
	TOTAL	45,112,614
	Financial Institution - Finance Companies—0.5%
6,500,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	7,359,320
1,235,000	Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	1,249,912
3,140,000	Discover Financial Services, 5.200%, 4/27/2022	3,377,745
3,975,000	Discover Financial Services, Sr. Unsecd. Note, 3.850%, 11/21/2022	4,172,145
12,753,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	12,978,947
250,000	International Lease Finance Corp., 5.875%, 8/15/2022	274,672
7,520,000	Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	7,621,076
743,000	Susa Partnership LP, Deb., 7.500%, 12/1/2027	903,231
	TOTAL	37,937,048
	Financial Institution - Insurance - Health—0.2%
6,250,000	CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	6,574,651
6,250,000	CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	6,805,085
	TOTAL	13,379,736
	Financial Institution - Insurance - Life—1.6%
10,200,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	11,085,832
3,600,000	AXA-UAP, Sub. Note, 8.600%, 12/15/2030	5,241,240
10,000,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,584,007
11,000,000	American International Group, Inc., 4.500%, 7/16/2044	12,594,407
2,600,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,803,854
2,500,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	2,678,614
7,780,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	11,347,520
2,650,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 5.375%, 12/1/2041	3,449,515
4,968,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	8,697,240
2,200,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	3,546,103
10,000,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	11,470,534
11,450,000	Northwestern Mutual Life Insurance Co., Sub. Note, 144A, 6.063%, 3/30/2040	16,410,845
5,060,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	5,447,191
3,000,000	Pacific LifeCorp., Bond, 144A, 6.600%, 9/15/2033	4,014,821
2,070,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	3,140,999

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$5,450,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2026	$ 5,702,789
2,190,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	2,268,690
8,000,000	Prudential Financial, Inc., Series MTN, 5.100%, 8/15/2043	9,556,852
1,050,000	Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,516,748
2,050,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	2,818,440
	TOTAL	134,376,241
	Financial Institution - Insurance - P&C—0.8%
1,000,000	Assured Guaranty US Holding, Inc., 7.000%, 6/1/2034	1,273,742
3,500,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,713,345
3,700,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	3,867,595
7,895,000	CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	8,624,027
4,350,000	Chubb INA Holdings, Inc., 3.350%, 5/3/2026	4,671,203
3,700,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/15/2024	3,933,552
1,000,000	Cincinnati Financial Corp., 6.920%, 5/15/2028	1,328,695
4,930,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	5,763,759
2,500,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,540,285
1,103,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	1,175,918
12,862,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	14,651,185
6,600,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	11,442,661
	TOTAL	63,985,967
	Financial Institution - REIT - Apartment—0.5%
12,130,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	13,031,179
3,745,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	4,049,136
5,100,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	5,396,045
3,910,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	4,041,661
2,100,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	2,203,731
9,900,000	UDR, Inc., Series MTN, 3.750%, 7/1/2024	10,524,235
2,100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	2,240,857
	TOTAL	41,486,844
	Financial Institution - REIT - Healthcare—0.4%
3,000,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	3,224,720
2,640,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2021	2,723,116
8,260,000	Healthcare Trust of America, 3.700%, 4/15/2023	8,573,632
3,200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	3,375,663
5,000,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	5,291,566
3,650,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	3,921,765
2,500,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	2,731,933
	TOTAL	29,842,395
	Financial Institution - REIT - Office—0.2%
3,335,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.375%, 8/15/2031	3,534,214
3,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	3,191,237
2,220,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	2,409,296
5,330,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	5,550,020
4,000,000	Boston Properties LP, Sr. Unsecd. Note, 3.850%, 2/1/2023	4,224,831
	TOTAL	18,909,598
	Financial Institution - REIT - Other—0.4%
5,000,000	Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,239,783
2,665,000	Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	2,995,037

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$5,000,000	ProLogis LP, Sr. Unsecd. Note, 3.750%, 11/1/2025	$ 5,494,291
4,000,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	4,332,994
2,925,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	3,109,436
10,000,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	10,762,402
	TOTAL	31,933,943
	Financial Institution - REIT - Retail—0.4%
8,810,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	8,920,691
1,530,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	1,585,187
3,840,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	4,119,458
7,000,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	7,300,006
3,330,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	3,676,473
3,910,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,877,759
2,590,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,685,491
	TOTAL	32,165,065
	Municipal Services—0.0%
757,447	Army Hawaii Family Housing, 144A, 5.524%, 6/15/2050	975,481
1,455,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,883,777
	TOTAL	2,859,258
	Sovereign—0.1%
1,875,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	1,986,881
3,700,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	4,971,441
	TOTAL	6,958,322
	Technology—2.6%
5,605,000	Adobe, Inc., Sr. Unsecd. Note, 3.250%, 2/1/2025	5,941,383
2,000,000	Apple, Inc., 3.450%, 5/6/2024	2,134,627
16,000,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	16,350,059
7,000,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	7,363,466
9,600,000	Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	11,918,588
6,800,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	7,335,478
13,805,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	14,007,850
2,000,000	Cisco Systems, Inc., 3.625%, 3/4/2024	2,161,111
4,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.200%, 2/28/2021	4,022,079
250,000	Corning, Inc., 4.250%, 8/15/2020	254,948
9,950,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	10,269,299
5,080,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	5,737,666
4,350,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	4,345,735
3,025,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	3,092,600
1,535,000	Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	1,747,989
3,320,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	3,644,293
6,885,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	7,327,433
6,585,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	6,984,575
8,470,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	8,592,745
4,850,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	4,966,371
3,485,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	3,606,974
6,000,000	Intel Corp., Sr. Unsecd. Note, 3.700%, 7/29/2025	6,553,654
5,630,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	6,127,874
6,100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	6,777,173
3,400,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	3,626,924
4,500,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	4,852,319

Principal Amount, Shares or Contracts		Value
	CORPORATE BONDS—continued
	Technology—continued
$2,546,000	Microsoft Corp., 3.500%, 11/15/2042	$ 2,877,097
2,650,000	Microsoft Corp., Sr. Unsecd. Note, 2.400%, 8/8/2026	2,741,709
2,000,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	2,144,034
7,420,000	Microsoft Corp., Sr. Unsecd. Note, 3.950%, 8/8/2056	9,096,210
7,000,000	Oracle Corp., 6.500%, 4/15/2038	10,314,914
5,000,000	Oracle Corp., Sr. Unsecd. Note, 2.500%, 5/15/2022	5,072,495
2,100,000	SAIC, Inc., Company Guarantee, Series 1, 5.950%, 12/1/2040	2,234,128
5,430,000	Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	6,047,954
1,970,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	2,219,997
2,485,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	2,775,612
1,750,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,842,889
8,000,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	8,665,782
	TOTAL	215,776,034
	Transportation - Railroads—0.3%
1,898,000	Burlington Northern Santa Fe Corp., 3.050%, 9/1/2022	1,954,355
1,180,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.450%, 9/15/2021	1,211,459
1,368,000	CSX Transportation, Inc., Sr. Unsecd. Note, 9.750%, 6/15/2020	1,445,449
5,000,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.900%, 2/1/2025	5,179,514
1,850,000	Canadian Pacific Railway, Co., 7.125%, 10/15/2031	2,654,172
5,925,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	6,066,362
4,660,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	5,724,117
	TOTAL	24,235,428
	Transportation - Services—0.5%
2,690,000	Enterprise Rent-A-Car USA Finance Co., Sr. Note, 144A, 5.250%, 10/1/2020	2,780,676
6,325,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	8,143,304
16,750,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.375%, 2/1/2022	17,157,563
3,125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.250%, 9/1/2021	3,128,353
8,000,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	8,309,246
2,940,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	3,017,683
	TOTAL	42,536,825
	Utility - Electric—2.5%
3,150,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	3,362,606
2,960,000	Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	3,143,150
2,125,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	2,171,843
11,025,000	Avangrid, Inc., Sr. Unsecd. Note, 3.800%, 6/1/2029	12,035,249
1,600,000	Consolidated Edison Co., 4.625%, 12/1/2054	1,992,235
5,265,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	5,419,615
4,095,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	4,567,822
12,020,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	12,677,919
2,775,000	Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.350%, 8/15/2038	4,152,258
427,000	Duke Energy Indiana, Inc., Sr. Deb., 6.120%, 10/15/2035	599,581
6,150,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	6,395,428
11,100,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	11,607,437
5,885,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	7,535,381
3,940,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	4,161,677
15,600,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	18,520,646
4,900,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	5,354,493
3,330,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	3,723,475
513,000	Entergy Louisiana LLC, 1st Mtg. Bond, 5.400%, 11/1/2024	595,841

Principal Amount, Shares or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$6,955,000		EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	$ 7,183,822
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	7,652,736
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	4,652,006
3,220,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	3,864,620
6,043,000		Fortis, Inc.,/Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	6,192,293
5,400,000		Gulf Power Co., 4.550%, 10/1/2044	6,508,910
1,250,000		Gulf Power Co., Sr. Unsecd. Note, Series 12-A, 3.100%, 5/15/2022	1,280,345
4,130,000		Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	4,959,642
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.950%, 5/15/2037	1,854,349
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	8,518,329
4,125,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.150%, 4/1/2024	4,299,748
4,970,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	5,317,013
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,093,737
5,000,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	5,483,670
2,685,000		NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	3,098,714
250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	313,024
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	1,476,926
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	2,532,311
5,900,000		PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	6,109,620
2,955,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,043,338
7,550,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	7,824,797
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.200%, 3/15/2040	2,094,461
		TOTAL	204,371,067
		Utility - Natural Gas—0.5%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	574,932
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	3,536,120
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	3,945,146
2,870,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	2,954,683
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	5,910,314
6,500,000		Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	6,780,672
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	5,567,769
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.000%, 10/15/2039	1,521,246
2,380,000		Southeast Supply Header LLC, Sr. Unsecd. Note, 144A, 4.250%, 6/15/2024	2,453,321
7,490,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	8,431,115
		TOTAL	41,675,318
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.950%, 10/1/2046	1,898,086
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,610,429,592)	2,845,246,238
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
4,891		FNMA ARM, 4.500%, 1/1/2033	5,107
		Government National Mortgage Association—0.0%
384		GNMA ARM, 4.125%, 10/20/2025	391
1,528		GNMA ARM, 3.875%, 5/20/2028	1,566
		TOTAL	1,957
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,014)	7,064

Principal Amount, Shares or Contracts			Value
		ASSET-BACKED SECURITIES—0.3%
		Auto Receivables—0.2%
$5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	$ 5,119,768
761,695	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 3.195% (1-month USLIBOR +1.000%), 6/15/2028	762,473
1,661,976		Drive Auto Receivables Trust 2017-AA, Class C, 2.980%, 1/18/2022	1,663,868
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.390%, 4/15/2022	4,040,724
5,000,000		Santander Drive Auto Receivables Trust 2017-1, Class D, 3.170%, 4/17/2023	5,051,482
		TOTAL	16,638,315
		Financial Institution - Finance Companies—0.0%
82,657		Countrywide Home Loan, Inc., Class 2A1, 6.000%, 2/25/2037	54,102
		Other—0.1%
1,754,113		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	1,775,220
1,444,945		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	1,451,298
		TOTAL	3,226,518
		Student Loans—0.0%
318,036	[1]	SLMA 2013-B, Class A2B, 3.295% (1-month USLIBOR +1.100%), 6/17/2030	318,176
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,097,793)	20,237,111
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.8%
		Agency Commercial Mortgage-Backed Securities—0.2%
6,100,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045	6,357,673
11,890,000		FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.848%, 10/25/2048	12,519,341
		TOTAL	18,877,014
		Commercial Mortgage—2.6%
4,359,000		Bank 2017-BN5, Class A5, 3.390%, 6/15/2060	4,724,848
6,425,000		Bank 2017-BN8, Class A4, 3.488%, 11/15/2050	7,029,144
17,600,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	20,347,460
4,500,000	[1]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	5,283,179
8,800,000		Bank 2019-BN16, Class A4, 4.005%, 2/15/2052	10,074,846
8,890,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	9,851,269
29,700,000	[1]	Benchmark Mortgage Trust 2018-B4, Class A5, 4.121% (1-month USLIBOR +0.000%), 7/15/2051	33,999,316
10,000,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	11,099,870
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,697,834
4,100,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	4,469,183
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,238,253
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,939,708
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	5,637,030
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	4,037,791
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,606,024
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 8/10/2049	4,881,900
523,000		GS Mortgage Securities Trust 2014-GC24, Class A5, 3.931%, 9/10/2047	567,041
3,480,000		GS Mortgage Securities Trust 2014-GC24, Class B, 4.645%, 9/10/2047	3,660,131
5,500,000		JPMBB Commercial Mortgage Securities Trust 2015-C28, Class AS, 3.532%, 10/15/2048	5,809,923
14,400,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	15,339,881
5,400,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 3/15/2050	5,955,174
9,350,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	10,211,722
4,200,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,378,618
8,000,000		Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,611,149
3,342,000		Wells Fargo Commercial Mortgage Trust 2017-C38, Class A5, 3.453%, 7/15/2050	3,629,681

Principal Amount, Shares or Contracts			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$8,000,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	$ 8,627,665
		TOTAL	214,708,640
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,733,697)	233,585,654
		U.S. TREASURIES—17.1%
		U.S. Treasury Bonds—6.3%
9,845,000		United States Treasury Bond, 2.250%, 8/15/2049	10,480,310
25,160,000		United States Treasury Bond, 2.500%, 2/15/2045	27,937,541
37,250,000		United States Treasury Bond, 2.500%, 2/15/2046	41,410,344
31,350,000		United States Treasury Bond, 2.500%, 5/15/2046	34,877,474
9,000,000		United States Treasury Bond, 2.750%, 11/15/2047	10,531,811
119,800,000		United States Treasury Bond, 2.750%, 8/15/2042	138,403,011
40,000,000		United States Treasury Bond, 2.750%, 8/15/2047	46,796,484
9,000,000		United States Treasury Bond, 2.875%, 5/15/2043	10,627,449
20,400,000		United States Treasury Bond, 2.875%, 5/15/2049	24,600,034
2,380,000		United States Treasury Bond, 2.875%, 8/15/2045	2,828,838
22,000,000		United States Treasury Bond, 3.000%, 11/15/2044	26,632,668
2,000,000		United States Treasury Bond, 3.000%, 2/15/2047	2,447,071
30,000,000		United States Treasury Bond, 3.000%, 2/15/2049	36,984,225
2,000,000		United States Treasury Bond, 3.000%, 5/15/2042	2,404,023
10,750,000		United States Treasury Bond, 3.000%, 5/15/2047	13,154,029
39,850,000		United States Treasury Bond, 3.000%, 8/15/2048	48,975,403
27,950,000		United States Treasury Bond, 3.125%, 8/15/2044	34,501,505
5,000,000		United States Treasury Bond, 5.250%, 11/15/2028	6,611,485
4,000,000		United States Treasury Bond, 7.125%, 2/15/2023	4,760,427
		TOTAL	524,964,132
		U.S. Treasury Notes—10.8%
20,516,928		U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2026	20,728,371
79,842,137		U.S. Treasury Inflation-Protected Notes, 0.375%, 7/15/2027	82,304,876
75,855,851		U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	78,906,932
10,061,503		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2045	10,957,396
69,284,203		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	74,983,095
5,900,000		United States Treasury Note, 1.500%, 8/15/2022	5,912,676
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	7,418,945
51,980,000		United States Treasury Note, 1.750%, 7/15/2022	52,434,726
32,500,000		United States Treasury Note, 1.750%, 7/31/2024	33,049,182
51,200,000		United States Treasury Note, 1.875%, 7/31/2026	52,624,533
7,980,000		United States Treasury Note, 2.000%, 4/30/2024	8,190,725
5,000,000		United States Treasury Note, 2.125%, 9/30/2024	5,173,116
71,900,000		United States Treasury Note, 2.375%, 5/15/2029	77,540,893
13,500,000		United States Treasury Note, 2.500%, 1/31/2025	14,257,845
21,500,000	[3]	United States Treasury Note, 2.500%, 2/28/2026	22,895,720
70,000,000		United States Treasury Note, 2.625%, 2/15/2029	76,917,232
4,800,000		United States Treasury Note, 2.750%, 2/15/2028	5,283,528
38,980,000		United States Treasury Note, 2.875%, 8/15/2028	43,476,405
194,400,000		United States Treasury Note, 3.125%, 11/15/2028	221,482,739
		TOTAL	894,538,935
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,268,033,438)	1,419,503,067

Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
$5,379	Federal Home Loan Mortgage Corp., Pool ZI5305, 5.500%, 10/1/2036	$ 5,993
52,907	Federal Home Loan Mortgage Corp., Pool ZI5333, 5.500%, 10/1/2036	58,697
23,936	Federal Home Loan Mortgage Corp., Pool ZK0320, 5.500%, 8/1/2021	24,419
55,583	Federal Home Loan Mortgage Corp., Pool ZK0727, 5.500%, 9/1/2022	57,287
41,628	Federal Home Loan Mortgage Corp., Pool ZK1227, 5.000%, 12/1/2022	42,676
37,994	Federal Home Loan Mortgage Corp., Pool ZK1547, 4.500%, 5/1/2024	39,385
10,305	Federal Home Loan Mortgage Corp., Pool ZS1273, 6.000%, 1/1/2037	11,714
16,855	Federal Home Loan Mortgage Corp., Pool ZS5294, 5.000%, 4/1/2022	17,222
11,681	Federal Home Loan Mortgage Corp., Pool ZS5598, 5.000%, 4/1/2023	12,079
	TOTAL	269,472
	Federal National Mortgage Association—0.0%
5,611	Federal National Mortgage Association, Pool 252717, 7.500%, 9/1/2029	6,447
1,549	Federal National Mortgage Association, Pool 253299, 7.000%, 4/1/2020	1,564
81,334	Federal National Mortgage Association, Pool 255767, 5.500%, 6/1/2025	87,901
30,679	Federal National Mortgage Association, Pool 256233, 6.000%, 5/1/2036	34,816
24,355	Federal National Mortgage Association, Pool 257306, 5.500%, 8/1/2038	27,303
33,645	Federal National Mortgage Association, Pool 620613, 6.500%, 1/1/2032	38,142
22,523	Federal National Mortgage Association, Pool 725948, 5.500%, 10/1/2034	24,890
80,845	Federal National Mortgage Association, Pool 735744, 6.000%, 8/1/2035	91,441
6,857	Federal National Mortgage Association, Pool 840859, 5.500%, 1/1/2036	7,637
16,863	Federal National Mortgage Association, Pool 852523, 5.500%, 2/1/2036	18,721
26,835	Federal National Mortgage Association, Pool 871234, 5.500%, 4/1/2036	29,804
7,306	Federal National Mortgage Association, Pool 892563, 6.000%, 7/1/2036	8,258
11,147	Federal National Mortgage Association, Pool 905427, 5.000%, 11/1/2021	11,380
19,613	Federal National Mortgage Association, Pool 906224, 5.500%, 1/1/2037	21,843
91,957	Federal National Mortgage Association, Pool 934898, 4.500%, 7/1/2024	95,391
51,787	Federal National Mortgage Association, Pool 962914, 5.000%, 5/1/2038	57,236
545,974	Federal National Mortgage Association, Pool MA0695, 4.000%, 4/1/2031	574,965
	TOTAL	1,137,739
	Government National Mortgage Association—0.0%
3,377	Government National Mortgage Association, Pool 1512, 7.500%, 12/20/2023	3,599
2,250	Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	2,495
2,408	Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	2,690
5,012	Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	5,567
4,913	Government National Mortgage Association, Pool 2698, 5.500%, 1/20/2029	5,311
6,947	Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	7,716
2,325	Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	2,622
501	Government National Mortgage Association, Pool 2853, 7.500%, 12/20/2029	573
416	Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	468
7,721	Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	8,747
4,026	Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,579
4,432	Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	5,049
32,953	Government National Mortgage Association, Pool 3320, 5.500%, 12/20/2032	36,126
23,187	Government National Mortgage Association, Pool 3333, 5.500%, 1/20/2033	25,419
7,421	Government National Mortgage Association, Pool 3375, 5.500%, 4/20/2033	8,143
35,601	Government National Mortgage Association, Pool 3390, 5.500%, 5/20/2033	39,077
42,248	Government National Mortgage Association, Pool 3403, 5.500%, 6/20/2033	46,387
21,436	Government National Mortgage Association, Pool 345128, 6.500%, 1/15/2024	22,693
47,603	Government National Mortgage Association, Pool 3458, 5.000%, 10/20/2033	51,529

Principal Amount, Shares or Contracts		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$19,554	Government National Mortgage Association, Pool 3499, 5.000%, 1/20/2034	$ 21,169
19,399	Government National Mortgage Association, Pool 3556, 5.500%, 5/20/2034	21,358
43,834	Government National Mortgage Association, Pool 3623, 5.000%, 10/20/2034	47,609
12,265	Government National Mortgage Association, Pool 372962, 7.000%, 3/15/2024	13,133
6,862	Government National Mortgage Association, Pool 373015, 8.000%, 6/15/2024	7,448
5,271	Government National Mortgage Association, Pool 412615, 7.500%, 6/15/2026	5,849
235	Government National Mortgage Association, Pool 432701, 8.000%, 6/15/2026	261
143	Government National Mortgage Association, Pool 433505, 7.500%, 4/15/2027	155
1,714	Government National Mortgage Association, Pool 444274, 7.500%, 1/15/2027	1,910
49	Government National Mortgage Association, Pool 446820, 8.000%, 8/15/2027	55
65,056	Government National Mortgage Association, Pool 456873, 6.500%, 5/15/2028	71,864
1,229	Government National Mortgage Association, Pool 460881, 7.000%, 7/15/2028	1,375
708	Government National Mortgage Association, Pool 468225, 6.500%, 9/15/2028	759
1,766	Government National Mortgage Association, Pool 510534, 7.500%, 10/15/2029	1,888
25,344	Government National Mortgage Association, Pool 510559, 7.000%, 10/15/2029	28,621
988	Government National Mortgage Association, Pool 520429, 4.500%, 2/15/2020	990
2,904	Government National Mortgage Association, Pool 541578, 5.000%, 6/15/2033	3,164
1,955	Government National Mortgage Association, Pool 544007, 6.500%, 3/15/2031	2,204
62,804	Government National Mortgage Association, Pool 561082, 6.500%, 7/15/2031	71,140
216	Government National Mortgage Association, Pool 571225, 6.500%, 10/15/2031	242
1,034	Government National Mortgage Association, Pool 591976, 5.000%, 4/15/2033	1,125
6,564	Government National Mortgage Association, Pool 603010, 5.000%, 6/15/2033	7,127
16,577	Government National Mortgage Association, Pool 605775, 6.000%, 11/15/2034	18,680
28,603	Government National Mortgage Association, Pool 605777, 6.000%, 12/15/2034	32,153
49,585	Government National Mortgage Association, Pool 615490, 4.500%, 8/15/2033	53,148
32,011	Government National Mortgage Association, Pool 619387, 6.000%, 9/15/2034	36,201
2,855	Government National Mortgage Association, Pool 633711, 6.000%, 9/15/2034	3,217
35,314	Government National Mortgage Association, Pool 643816, 6.000%, 7/15/2025	37,761
513,891	Government National Mortgage Association, Pool 644568, 5.500%, 8/15/2035	570,439
83,700	Government National Mortgage Association, Pool 650708, 5.500%, 1/15/2036	93,085
89,055	Government National Mortgage Association, Pool 652534, 5.500%, 4/15/2036	99,062
53,231	Government National Mortgage Association, Pool 680110, 5.000%, 4/15/2038	58,784
13,027	Government National Mortgage Association, Pool 683937, 6.000%, 2/15/2023	13,606
58,186	Government National Mortgage Association, Pool 689593, 6.000%, 7/15/2023	60,700
7,431	Government National Mortgage Association, Pool 704189, 5.500%, 1/15/2039	8,326
12,886	Government National Mortgage Association, Pool 780626, 7.000%, 8/15/2027	14,176
12,688	Government National Mortgage Association, Pool 782604, 5.500%, 3/15/2039	14,204
	TOTAL	1,701,778
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,860,823)	3,108,989
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
	Commercial Mortgage—0.0%
18,432	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.483%, 8/15/2039	18,506
	Federal Home Loan Mortgage Corporation—0.0%
12,672	Federal Home Loan Mortgage Corp. REMIC, Series 2922, Class QE, 5.000%, 5/15/2034	12,671
121,048	Federal Home Loan Mortgage Corp. REMIC, Series 3051, Class MY, 5.500%, 10/15/2025	127,619
	TOTAL	140,290

Principal Amount, Shares or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association—0.0%
$15,172	Government National Mortgage Association REMIC, Series 2004-27, Class PC, 5.500%, 3/20/2034	$ 15,177
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $164,454)	173,973
	FOREIGN GOVERNMENTS/AGENCIES—0.7%
	Sovereign—0.7%
BRL 10,600,000	Brazil, Government of, Series NTNF, 10.000%, 1/1/2021	2,738,522
$10,400,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	2,919,264
15,000,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	17,062,500
15,000,000	Mexico, Government of, 3.750%, 1/11/2028	15,682,650
MXN 157,000,000	Mexico, Government of, Series M, 6.500%, 6/10/2021	7,762,066
$9,950,000	Poland, Government of, 4.000%, 1/22/2024	10,823,252
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $54,941,116)	56,988,254
	PURCHASED CALL OPTIONS—0.0%
24,720,000	Bank of America Merrill Lynch USD CALL/ZAR PUT, Notional Amount $24,720,000, Exercise Price $15.00, Expiration Date 9/5/2019	337,897
AUD 28,000,000	Barclays AUD CALL/JPY PUT, Notional Amount $28,000,000, Exercise Price $77.00, Expiration Date 10/3/2019	1,226
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $614,176)	339,123
	INVESTMENT COMPANIES—44.2%
45,910,902	Emerging Markets Core Fund	457,731,695
17,424,079	Federated Bank Loan Core Fund	170,407,489
51,324,177	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.20%[4]	51,339,574
197,185,664	Federated Mortgage Core Portfolio	1,956,081,789
42,821,758	Federated Project and Trade Finance Core Fund	385,824,037
103,463,036	High Yield Bond Portfolio	648,713,238
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,545,197,418)	3,670,097,822
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $7,741,938,635)	8,272,528,747
	OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	26,098,936
	TOTAL NET ASSETS—100%	$ 8,298,627,683
At August 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[6]United States Treasury Note 2-Year Long Futures	10,198	$2,203,963,083	December 2019	$ (446,278)
[6]United States Treasury Note 5-Year Long Futures	3,527	$ 423,157,338	December 2019	$ 240,058
[6]United States Treasury Note 10-Year Short Futures	2,547	$ 335,487,656	December 2019	$ 113,660
[6]United States Treasury Note 10-Year Ultra Short Futures	4,877	$ 704,421,688	December 2019	$ (849,208)
[6]United States Treasury Ultra Bond Short Futures	401	$ 79,172,438	December 2019	$ (649,395)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,591,163)
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,540,662,471 and $1,204,651,239, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2019, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/5/2019	Bank of America N.A	191,002,788 ZAR	$12,360,000	$ 230,072
9/9/2019	Barclays Bank PLC Wholesale	14,000,000 AUD	995,680,000 JPY	$ 54,346
9/27/2019	Barclays Bank PLC Wholesale	28,000,000 AUD	2,097,830,000 JPY	$ (910,531)
10/28/2019	Bank of America N.A	255,678,960 ZAR	$16,480,000	$ 258,153
11/4/2019	Morgan Stanley	41,330,000 BRL	$10,313,163	$ (374,483)
11/14/2019	Morgan Stanley	35,440,000,000 COP	$10,273,953	$ (16,529)
11/14/2019	BNP Paribas SA	204,497,000 MXN	$10,312,246	$ (229,396)
11/29/2019	Barclays Bank PLC Wholesale	49,100,000 AUD	$34,245,114	$(1,097,538)
11/29/2019	JPMorgan Chase	19,000,000 EUR	$21,352,200	$ (333,628)
11/29/2019	Barclays Bank PLC Wholesale	299,300,000 NOK	$34,600,884	$(1,702,694)
11/29/2019	Barclays Bank PLC Wholesale	51,575,000 NZD	$34,427,891	$(1,860,178)
Contracts Sold:
9/5/2019	Bank of America N.A	187,680,420 ZAR	$12,360,000	$ (11,076)
9/9/2019	Barclays Bank PLC Wholesale	14,000,000 AUD	1,006,222,000 JPY	$ 44,919
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(5,948,563)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,202,763 and $2,573,904, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2019[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Bank of America, N.A.	CDX Index EM Series 31	Buy	1.00%	6/20/2024	2.91%	$47,000,000	$2,422,850	$1,695,790	$727,060
The average notional amount of swap contracts held by the Fund throughout the period was $14,100,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2019, the Fund had the following outstanding written options:
Counterparty	Description	Notional Amount	Expiration Date	Exercise Price	Value
[6]Bank of America Merrill Lynch (Premiums Received $241,762)	USD CALL/ZAR PUT	$16,480,000	10/28/2019	$15.00	$(545,043)
The average market value of written call and put options held by the Fund throughout the period was $(281,807) and $(107,632), respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $255,096 and $99,563, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts, Swap Contracts and the value of Written Options is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2019, were as follows:
Affiliates	Balance of Shares Held 11/30/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	34,493,187	24,015,667	(12,597,952)
Federated Bank Loan Core Fund	15,523,685	7,010,993	(5,110,599)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	40,853,969	1,144,450,892	(1,133,980,684)
Federated Mortgage Core Portfolio	229,238,027	30,115,303	(62,167,666)
Federated Project and Trade Finance Core Fund	40,538,227	2,549,606	(266,075)
High Yield Bond Portfolio	80,920,942	37,976,397	(15,434,303)
TOTAL OF AFFILIATED TRANSACTIONS	441,568,037	1,246,118,858	(1,229,557,279)

Balance of Shares Held 8/31/2019*	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
45,910,902	$ 457,731,695	$ 38,074,306	$ (8,054,110)	$ 16,482,575
17,424,079	$ 170,407,489	$ (1,011,482)	$ (2,182,258)	$ 6,606,278
51,324,177	$ 51,339,574	$ --	$ 13,735	$ 1,126,918
197,185,664	$1,956,081,789	$105,338,530	$ (7,148,479)	$ 53,078,217
42,821,758	$ 385,824,037	$ (2,200,705)	$ (263,415)	$ 12,956,437
103,463,036	$ 648,713,238	$ 20,210,894	$ (1,134,354)	$ 28,194,296
458,129,616	$3,670,097,822	$160,411,543	$(18,768,881)	$118,444,721
*	At August 31, 2019, the Fund owns a majority of the outstanding shares of beneficial interest of each of Emerging Markets Core Fund, Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund.
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
3	All or a portion of this security is held as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors haveultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$ —	$ 23,241,452	$ —	$ 23,241,452
Corporate Bonds	—	2,845,140,176	106,062	2,845,246,238
Adjustable Rate Mortgages	—	7,064	—	7,064
Asset-Backed Securities	—	20,237,111	—	20,237,111
Commercial Mortgage-Backed Securities	—	233,585,654	—	233,585,654
U.S. Treasuries	—	1,419,503,067	—	1,419,503,067
Mortgage-Backed Securities	—	3,108,989	—	3,108,989
Collateralized Mortgage Obligations	—	173,973	—	173,973
Foreign Governments/Agencies	—	56,988,254	—	56,988,254
Purchased Call Options	—	339,123	—	339,123
Investment Companies[1]	3,284,273,785	—	—	3,670,097,822
TOTAL SECURITIES	$3,284,273,785	$4,602,324,863	$106,062	$8,272,528,747
Other Financial Instruments
Assets
Futures Contracts	$ 353,718	$ —	$ —	$ 353,718
Foreign Exchange Contracts	—	587,490	—	587,490
Swap Contracts	—	2,422,850	—	2,422,850
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(1,944,881)	—	—	(1,944,881)
Foreign Exchange Contracts	—	(6,536,053)	—	(6,536,053)
Swap Contracts	—	—	—	—
Written Option Contracts	—	(545,043)	—	(545,043)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ (1,591,163)	$ (4,070,756)	$ —	$ (5,661,919)
1	As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $385,824,037 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Securities
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
COP	—Colombian Peso
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
ZAR	—South African Rand